SUMMARY OF QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		3 Months Ended																12 Months Ended
	Mar. 19, 2014	Jan. 31, 2014	Dec. 31, 2011	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012
Summary Of Quarterly Consolidated Financial Information Details
Interest income			$ 1,260	$ 26,492		$ 21,885		$ 22,999		$ 16,191		$ 14,948		$ 12,295		$ 4,479		$ 2,037		$ 87,567	[1]	$ 33,759
Interest expense				8,031		3,443		2,651		899		406		298						15,024	[1]	704
Net interest income			1,260	18,461		18,442		20,348		15,292		14,542		11,997		4,479		2,037		72,543	[1]	33,055
Impairment
Other-than-temporary impairment ("OTTI") on securities		1,000		1,237				3,756												4,993	[1]
Valuation allowance on loans				461																461	[1]
Impairment Net Of The Reversal Of Prior Valuation Allowances On Loans				1,698				3,756												5,454	[1]
Net interest income after impairment			1,260	16,763		18,442		16,592		15,292		14,542		11,997		4,479		2,037		67,089	[1]	33,055
Other income			367	83,804	[2]	56,195	[2]	98,182	[2]	2,827	[2]	10,910	[2]	1,774	[2]	3,523	[2]	1,216	[2]	241,008	[1],[2]	17,423	[2]
Operating Expenses			913	20,386		11,492		5,552		5,044		5,135		2,003		1,528		565		42,474	[1]	9,231
Income (Loss) Before Income Taxes			714	80,181		63,145		109,222		13,075										265,623	[1]	41,247
Net Income (Loss)			714	80,181		63,145		109,222		13,075		20,317		11,768		6,474		2,688		265,623	[1]	41,247
Noncontrolling Interests in Income (Loss) of Consolidated Subsidiaries				(326)																(326)	[1]
Net Income (Loss) Attributible to Common Shareholders			$ 714	$ 80,507		$ 63,145		$ 109,222		$ 13,075										$ 265,949	[1]	$ 41,247
Net Income Per Share of Common Stock
Basic (in dollars per share)				$ 0.32		$ 0.25		$ 0.43		$ 0.05		$ 0.08		$ 0.05		$ 0.03		$ 0.01		$ 1.05	[1]	$ 0.16
Diluted (in dollars per share)				$ 0.31		$ 0.24		$ 0.43		$ 0.05		$ 0.08		$ 0.05		$ 0.03		$ 0.01		$ 1.03	[1]	$ 0.16
Weighted Average Number of Shares of Common Stock Outstanding
Basic (in share)			253,025,645	253,186,406		253,072,788		253,025,645		253,025,645		253,025,645		253,025,645		253,025,645		253,025,645		253,078,048	[1]	253,025,645
Diluted (in share)			253,025,645	259,796,493		259,889,285		256,659,488		253,025,645		253,025,645		253,025,645		253,025,645		253,025,645		257,368,255	[1]	253,025,645
Dividends Declared per Share of Common Stock (in dollars per share)	$ 0.175			$ 0.25		$ 0.175		$ 0.07												$ 0.495	[1]

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[2]	Earnings from investments in equity method investees is included in other income.